Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K
under the Securities Exchange Act of 1934, we are providing the following information about the relationship between compensation actually paid (“CAP”) as calculated pursuant to Item 402(v) and performance. This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
and does not necessarily reflect value actually realized by the executives or how the Compensation Committee evaluates compensation decisions in light of company or individual performance. For further information concerning HII’s variable pay-for-performance
philosophy and how the company aligns executive compensation with the company’s performance, see “Compensation Discussion and Analysis”
above.

							Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for first PEO 1 (b)	Summary Compensation Table Total for second PEO 1 (b)	Compensation Actually Paid to first PEO 2 (c)	Compensation Actually Paid to second PEO 2 (c)	Average Summary Compensation Table Total for Non-PEO NEOs 3 (d)	Average Compensation Actually Paid to Non-PEO NEOs 4 (e)	Total Shareholder Return 5 (f)	Peer Group Total Shareholder Return 6 (g)	Net Income (millions) 7 (h)	EBITDAP (millions) 8 (i)

2023	$14,100,619	n/a	$14,030,077	n/a	$3,519,012	$3,969,418	$113	$129	$681	$1,211

2022	$7,742,266	$3,635,247	$9,452,779	$7,011,842	$2,739,014	$3,404,890	$98	$104	$579	$1,060

2021	$7,714,067	n/a	$10,473,486	n/a	$2,769,626	$3,287,420	$78	$109	$544	$972

2020	$6,440,417	n/a	$1,676,179	n/a	$3,077,970	$1,219,510	$70	$106	$696	$796

1.
The PEO for 2023 is Christopher D. Kastner. During 2022, two individuals served as HII’s Principal Executive Officer (“PEO”). The first PEO included in the table for 2022 is Mr. Kastner, and the second PEO is C. Michael Petters. The PEO for 2021 and 2020 is Mr. Petters.

2.
The dollar amounts reported in columns (c) represent the amount of CAP to the first PEO and the second PEO (for 2022), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. The following adjustments were made to the PEO’s total compensation for each applicable year to determine the compensation actually paid in accordance with SEC rules:

  First PEO

Year	Reported Summary Compensation Table Total for First PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to First PEO
2023	$14,100,619	$(5,799,855)	$9,372,275	$(3,962,861)	$319,899	$14,030,077
2022	$7,742,266	$(4,399,840)	$6,253,480	$(363,888)	$220,761	$9,452,779
2021	$7,714,067	$(4,399,947)	$7,063,596	$(503,926)	$599,697	$10,473,486
2020	$6,440,417	$(4,399,962)	$(37,104)	$(915,344)	$588,172	$1,676,179
  Second PEO

Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to Second PEO
2022	$3,635,247	$(1,451,915)	$4,784,146	$0	$44,364	$7,011,842

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change in fair value as of the end of the applicable year from the end of the prior fiscal year of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date from the end of the prior fiscal year; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts
deducted or added in calculating the equity award adjustments are as follows:
  First PEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$7,116,525	$765,249	$0	$1,490,502	$0	$0	$9,372,275
2022	$5,051,057	$558,459	$0	$643,963	$0	$0	$6,253,480
2021	$4,685,308	$395,842	$0	$1,982,446	$0	$0	$7,063,596
2020	$3,274,130	$(1,612,397)	$0	$(1,698,837)	$0	$0	$(37,104)
  Second PEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,666,812	$1,228,610	$0	$1,888,724	$0	$0	$4,784,146

(c)	The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Kastner and Mr. Petters during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

  First PEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2023	$319,899	$0	$319,899
2022	$220,761	$0	$220,761
2021	$599,697	$0	$599,697
2020	$588,172	$0	$588,172

Second PEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$44,364	$0	$44,364

3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s NEOs as a group (excluding Mr.
Kastner
(for 2023 and 2022) and Mr. Petters (for 2022, 2021, and 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs for 2023 were Thomas E. Stiehle, Chad N. Boudreaux, Edgar A. Green III and Kara R. Wilkinson. The NEOs for 2022 were Messrs. Kastner, Stiehle and
Boudreaux
, Ms. Wilkinson and Mr. Green. The NEOs for 2020 were Mr. Kastner, Brian J. Cuccias, Mr. Green and Jennifer R. Boykin.

4.
The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Kastner (for 2023 and 2022) and Mr. Petters (for 2022, 2021, and 2020). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the of Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation for the non-PEO
NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2. The amounts presented are averages for the entire group of non-PEO
NEOs
:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$3,519,012	$(1,237,346)	$2,455,702	$(829,640)	$61,690	$3,969,418
2022	$2,739,014	$(1,237,455)	$1,986,110	$(166,194)	$83,415	$3,404,890
2021	$2,769,626	$(1,249,905)	$1,815,118	$(123,925)	$76,507	$3,287,420	*
2020	$3,077,970	$(1,237,314)	$13,173	$(770,548)	$136,228	$1,219,510	*

*	Does not total due to rounding.

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$1,518,245	$215,226	$0	$722,231	$0	$0	$2,455,702
2022	$1,420,610	$270,648	$0	$294,852	$0	$0	$1,986,110
2021	$1,330,968	$93,198	$0	$390,952	$0	$0	$1,815,118
2020	$920,718	$(453,429)	$0	$(454,116)	$0	$0	$13,173

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2023	$61,690	$0	$61,690
2022	$83,415	$0	$83,415
2021	$76,507	$0	$76,507
2020	$92,487	$43,741	$136,228

5.
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement
period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period.

6.
Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Aerospace & Defense Select Industry Index.

7.	The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year.
8.
EBITDAP is calculated as net earnings, plus interest, taxes, depreciation and amortization, less net pension/post retirement benefit expense. While the company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that EBITDAP is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	EBITDAP
Named Executive Officers, Footnote	The PEO for 2023 is Christopher D. Kastner. During 2022, two individuals served as HII’s Principal Executive Officer (“PEO”). The first PEO included in the table for 2022 is Mr. Kastner, and the second PEO is C. Michael Petters. The PEO for 2021 and 2020 is Mr. Petters.
Peer Group Issuers, Footnote	Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Aerospace & Defense Select Industry Index.
Adjustment To PEO Compensation, Footnote	The following adjustments were made to the PEO’s total compensation for each applicable year to determine the compensation actually paid in accordance with SEC rules:
  First PEO

Year	Reported Summary Compensation Table Total for First PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to First PEO
2023	$14,100,619	$(5,799,855)	$9,372,275	$(3,962,861)	$319,899	$14,030,077
2022	$7,742,266	$(4,399,840)	$6,253,480	$(363,888)	$220,761	$9,452,779
2021	$7,714,067	$(4,399,947)	$7,063,596	$(503,926)	$599,697	$10,473,486
2020	$6,440,417	$(4,399,962)	$(37,104)	$(915,344)	$588,172	$1,676,179
  Second PEO

Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to Second PEO
2022	$3,635,247	$(1,451,915)	$4,784,146	$0	$44,364	$7,011,842

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change in fair value as of the end of the applicable year from the end of the prior fiscal year of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date from the end of the prior fiscal year; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts
deducted or added in calculating the equity award adjustments are as follows:
  First PEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$7,116,525	$765,249	$0	$1,490,502	$0	$0	$9,372,275
2022	$5,051,057	$558,459	$0	$643,963	$0	$0	$6,253,480
2021	$4,685,308	$395,842	$0	$1,982,446	$0	$0	$7,063,596
2020	$3,274,130	$(1,612,397)	$0	$(1,698,837)	$0	$0	$(37,104)
  Second PEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,666,812	$1,228,610	$0	$1,888,724	$0	$0	$4,784,146

(c)	The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Kastner and Mr. Petters during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

  First PEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2023	$319,899	$0	$319,899
2022	$220,761	$0	$220,761
2021	$599,697	$0	$599,697
2020	$588,172	$0	$588,172

Second PEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$44,364	$0	$44,364

Non-PEO NEO Average Total Compensation Amount	$ 3,519,012	$ 2,739,014	$ 2,769,626	$ 3,077,970
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,969,418	3,404,890	3,287,420	1,219,510
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$3,519,012	$(1,237,346)	$2,455,702	$(829,640)	$61,690	$3,969,418
2022	$2,739,014	$(1,237,455)	$1,986,110	$(166,194)	$83,415	$3,404,890
2021	$2,769,626	$(1,249,905)	$1,815,118	$(123,925)	$76,507	$3,287,420	*
2020	$3,077,970	$(1,237,314)	$13,173	$(770,548)	$136,228	$1,219,510	*

*	Does not total due to rounding.

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$1,518,245	$215,226	$0	$722,231	$0	$0	$2,455,702
2022	$1,420,610	$270,648	$0	$294,852	$0	$0	$1,986,110
2021	$1,330,968	$93,198	$0	$390,952	$0	$0	$1,815,118
2020	$920,718	$(453,429)	$0	$(454,116)	$0	$0	$13,173

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2023	$61,690	$0	$61,690
2022	$83,415	$0	$83,415
2021	$76,507	$0	$76,507
2020	$92,487	$43,741	$136,228

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR/Peer TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and EBITDAP
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and TSR/Peer TSR
Tabular List, Table
Financial Performance Measures
As described in greater detail under “Compensation Discussion and Analysis” above, HII’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

•	EBITDAP
•	Segment operating margin
•	Operating cash flow
•	Return on invested capital

Total Shareholder Return Amount	$ 113	98	78	70
Peer Group Total Shareholder Return Amount	129	104	109	106
Net Income (Loss)	$ 681,000,000	$ 579,000,000	$ 544,000,000	$ 696,000,000
Company Selected Measure Amount	1,211,000,000	1,060,000,000	972,000,000	796,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDAP
Measure:: 2
Pay vs Performance Disclosure
Name	Segment operating margin
Measure:: 3
Pay vs Performance Disclosure
Name	Operating cash flow
Measure:: 4
Pay vs Performance Disclosure
Name	Return on invested capital
Christopher D. Kastner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,100,619	$ 7,742,266
PEO Actually Paid Compensation Amount	$ 14,030,077	$ 9,452,779
PEO Name	Christopher D. Kastner	Christopher D. Kastner
C. Michael Petters [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 3,635,247	$ 7,714,067	$ 6,440,417
PEO Actually Paid Compensation Amount		$ 7,011,842	$ 10,473,486	$ 1,676,179
PEO Name		C. Michael Petters	C. Michael Petters	C. Michael Petters
PEO | Christopher D. Kastner [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,116,525	$ 5,051,057
PEO | Christopher D. Kastner [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	765,249	558,459
PEO | Christopher D. Kastner [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Christopher D. Kastner [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,490,502	643,963
PEO | Christopher D. Kastner [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Christopher D. Kastner [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Christopher D. Kastner [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,799,855)	(4,399,840)
PEO | Christopher D. Kastner [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,372,275	6,253,480
PEO | Christopher D. Kastner [Member] | Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,962,861)	(363,888)
PEO | Christopher D. Kastner [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	319,899	220,761
PEO | Christopher D. Kastner [Member] | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	319,899	220,761
PEO | Christopher D. Kastner [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | C. Michael Petters [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,666,812	$ 4,685,308	$ 3,274,130
PEO | C. Michael Petters [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,228,610	395,842	(1,612,397)
PEO | C. Michael Petters [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | C. Michael Petters [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,888,724	1,982,446	(1,698,837)
PEO | C. Michael Petters [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | C. Michael Petters [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | C. Michael Petters [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,451,915)	(4,399,947)	(4,399,962)
PEO | C. Michael Petters [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,784,146	7,063,596	(37,104)
PEO | C. Michael Petters [Member] | Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(503,926)	(915,344)
PEO | C. Michael Petters [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		44,364	599,697	588,172
PEO | C. Michael Petters [Member] | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		44,364	599,697	588,172
PEO | C. Michael Petters [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,518,245	1,420,610	1,330,968	920,718
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	215,226	270,648	93,198	(453,429)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	722,231	294,852	390,952	(454,116)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,237,346)	(1,237,455)	(1,249,905)	(1,237,314)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,455,702	1,986,110	1,815,118	13,173
Non-PEO NEO | Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(829,640)	(166,194)	(123,925)	(770,548)
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,690	83,415	76,507	136,228
Non-PEO NEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,690	83,415	76,507	92,487
Non-PEO NEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 43,741